ATLANTIC WHITEHALL FUNDS

Atlantic Whitehall Income Fund
(Institutional Class)

Supplement dated February 7, 2005
to the Prospectus dated April 1, 2004,
as supplemented October 15, 2004,
as supplemented December 30, 2004

This Supplement updates the information in, and should be read in conjunction with, the Prospectus for the Institutional Class shares of the Atlantic Whitehall Income Fund, dated April 1, 2004.

The Board of Trustees of the Atlantic Whitehall Funds Trust (the "Trust") has approved a Plan of Liquidation and Dissolution (the "Plan") relating to the Atlantic Whitehall Income Fund (the "Fund"). The liquidation will require the approval of shareholders of the Fund. Accordingly, the Board of Trustees has authorized Fund management to schedule a special meeting of shareholders of the Fund and to prepare and file materials with the Securities and Exchange Commission, which will include a proxy statement to be sent to shareholders seeking their vote to approve the Plan. The special shareholders' meeting is currently expected to be held in mid-March.

In view of the proposed liquidation of the Fund, the Board has directed the Trust's distributor to cease offering shares of the Fund to new investors or existing shareholders (except for the reinvestment of dividends and distributions). Current shareholders in the Fund may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth in the Prospectus. Current shareholders may also exchange their Fund shares for shares of the same class of any other fund of the Trust that offers that class, as described in and subject to any restrictions set forth in the Prospectus.

If the Plan is approved by the shareholders of the Fund, it is anticipated that the Fund will liquidate no later than March 31, 2005. Any remaining shareholders the Fund on the date of liquidation will receive a distribution in liquidation of the Fund.

ATLANTIC WHITEHALL FUNDS

Atlantic Whitehall Balanced Fund
(Distributor Class)

Supplement dated February 7, 2005
to the Prospectus dated April 1, 2004,
as supplemented October 15, 2004

This Supplement updates the information in, and should be read in conjunction with, the Prospectus for the Distributor Class shares of the Atlantic Whitehall Balanced Fund, dated April 1, 2004.

The Board of Trustees of the Atlantic Whitehall Funds Trust (the "Trust") has approved a Plan of Liquidation and Dissolution (the "Plan") relating to the Atlantic Whitehall Balanced Fund (the "Fund"). The liquidation will require the approval of shareholders of the Fund. Accordingly, the Board of Trustees has authorized Fund management to schedule a special meeting of shareholders of the Fund and to prepare and file materials with the Securities and Exchange Commission, which will include a proxy statement to be sent to shareholders seeking their vote to approve the Plan. The special shareholders' meeting is currently expected to be held in mid-March.

In view of the proposed liquidation of the Fund, the Board has directed the Trust's distributor to cease offering shares of the Fund to new investors or existing shareholders (except for reinvestment of dividends and distributions). Current shareholders in the Fund may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth in the Prospectus. Current shareholders may also exchange their Fund shares for shares of the same class of any other fund of the Trust that offers that class, as described in and subject to any restrictions set forth in the Prospectus.

If the Plan is approved by the shareholders of the Fund, it is anticipated that the Fund will liquidate no later than March 31, 2005. Any remaining shareholders the Fund on the date of liquidation will receive a distribution in liquidation of the Fund.